Liabilities arising from securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 19,851,326	R$ 13,612,088
Bonds 01 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2021
Maturity	2031
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 4,195,534	3,337,315
Bonds 02 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2022
Maturity	2035
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 1,459,607	1,918,929
Bonds 03 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2023
Maturity	2031
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 3,102,939	R$ 8,355,844
Bonds 04 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2024
Maturity	2035
Interest rate (p.a.)	Up to 9% + CDI
Bonds issued	R$ 11,093,246